Business Combination (Details) - Schedule of purchase price allocation to assets acquired and liabilities	1 Months Ended
Oct. 31, 2021 USD ($)
Schedule of purchase price allocation to assets acquired and liabilities [Abstract]
Cash acquired	$ 171,827
Accounts receivable, net	68,551
Inventories, net	30,306
Prepaid expenses	198,939
Other current assets	1,199
Property and equipment, net	1,179,190
Intangible assets	532,895
Goodwill	355,570
Customer deposit	(3,209)
Accrued rent	(357,619)
Accrued salary and other current liabilities	(177,650)
Noncontrolling interest	(980,000)
Total consideration	$ 1,020,000